Long-Term Debt - Additional Information (Detail) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2017	Apr. 19, 2017	Sep. 30, 2016	Jun. 30, 2018	Dec. 31, 2017	Apr. 30, 2018	Nov. 30, 2017	Sep. 30, 2017	Sep. 05, 2017	Dec. 31, 2016	Oct. 20, 2016	Sep. 01, 2016
Line of Credit Facility [Line Items]
Line of credit facility, covenants terms				The Company is limited from hedging in excess of 80% of its projected production per its internal forecast for the next two years. For periods after the next two years, the limit is based on proved reserves per the most recent reserve report.	The Company is limited from hedging in excess of 85% of its future proved production for the next eight quarters per its most recent reserve report. If the amount of borrowings outstanding exceed 50% of the borrowing base, the Company is required to hedge a minimum of 50% of the future production expected to be derived from proved developed reserves for the next eight quarters per its most recent reserve report.
Maximum
Line of Credit Facility [Line Items]
Percentage of projected production hedged				80.00%	85.00%
2016 Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity											$ 35,000,000	$ 20,000,000
Line of credit facility, outstanding borrowings										$ 20,000,000
Line of credit facility, unused capacity, commitment fee percentage			0.25%
Line of credit facility,Interest rate										2.37%
Citizen 2017 Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 500,000,000
Line of credit facility, expiration period		2 years
Line of credit facility, current borrowing capacity		$ 82,500,000
Outstanding borrowing, amount repaid	$ 20,300,000
2017 Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity								$ 750,000,000	$ 750,000,000
Line of credit facility, outstanding borrowings				$ 284,600,000	$ 85,300,000
Line of credit facility, unused capacity, commitment fee percentage				0.50%	0.50%
Line of credit facility,Interest rate					4.03%
Line of credit facility, current borrowing capacity						$ 425,000,000	$ 275,000,000	$ 200,000,000	$ 200,000,000
Line of credit facility, maturity date				Sep. 05, 2022	Sep. 05, 2022
2017 Credit Facility | Maximum
Line of Credit Facility [Line Items]
Debt to EBITDAX Ratio				400.00%
Current Ratio					100.00%
2017 Credit Facility | Minimum
Line of Credit Facility [Line Items]
Debt to EBITDAX Ratio					400.00%
Current Ratio				100.00%